Goodwill and Intangible Assets	12 Months Ended
Jul. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
GOODWILL AND INTANGIBLE ASSETS
Goodwill
Goodwill is generally not deductible for tax purposes. The changes in the carrying value of goodwill during the years ended July 31, 2010 , 2011 and 2012, were as follows (in thousands):

Balance at July 31, 2009	$177
Netcordia acquisition (see Note 6)	32,064
Balance at July 31, 2010	32,241
SolSoft acquisition (see Note 6)	485
Balance at July 31, 2011 and 2012	$32,726

The gross carrying amount and accumulated amortization of our intangible assets other than goodwill were as follows (in thousands):

As of July 31, 2011	Amortization Period	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Amortization Period
Developed technology	5 to 6 years	$6,290	$(1,992)	$4,298	4.48 years
Customer relationships	2 to 7 years	6,574	(1,518)	5,056	4.11 years
Trademarks	6 years	200	(42)	158	4.75 years
Non-compete agreements	1.5 years	1,500	(1,250)	250	0.25 years
Patents	6 years	1,000	(83)	917	5.50 years
Total		$15,564	$(4,885)	$10,679

As of July 31, 2012	Amortization Period	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Amortization Period
Developed technology	5 to 6 years	$6,290	$(3,127)	$3,163	3.73 years
Customer relationships	2 to 7 years	6,574	(2,795)	3,779	3.16 years
Trademarks	6 years	200	(75)	125	3.75 years
Non-compete agreements	1.5 years	1,500	(1,500)	—	—
Patents	6 years	1,000	(250)	750	4.50 years
Total		$15,564	$(7,747)	$7,817

We recognized intangible asset amortization expense in the consolidated statements of operations as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012
Cost of products and licenses revenue	$440	$1,059	$1,302
Sales and marketing	553	2,243	1,560
Total intangible asset amortization expense	$993	$3,302	$2,862

As of July 31, 2012, estimated amortization expense related to our identifiable acquisition-related intangible assets in future periods is as follows (in thousands):

Fiscal Year Ending July 31,	Estimated Amortization Expense
2013	$2,323
2014	2,323
2015	2,028
2016	903
Thereafter	240
Total	$7,817